Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Share Capital Allotted

As a result of the steps referenced above, the table below reflects the share capital of the Company allotted as of September 30, 2020 to give effect to the redesignation of preferred shares and ordinary shares as well as the 1-for-0.159 reverse split.

September 30,
2020
Ordinary shares	35,872,749
Deferred shares of £0.00001	144,500,094
Deferred shares of £0.001	123,638,835
Total ordinary and deferred shares	304,011,678